INVESTMENT IN EQUITY AFFILIATES, JOINT VENTURES AND OTHER PROJECTS CONSTRUCTION ENTITIES (YAMAL), Investments in Joint Ventures and Associates (Details) € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) EquityInvestment	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
INVESTMENT IN EQUITY AFFILIATES, JOINT VENTURES AND OTHER PROJECTS CONSTRUCTION ENTITIES (YAMAL) [Abstract]
Number of major equity investments | EquityInvestment	3
Assets [Abstract]
Cash and cash equivalents	€ 3,189.7	€ 3,563.6	€ 3,669.6	€ 4,058.7
Other current assets	358.0	242.7	205.6
Total current assets	5,184.0	5,417.8	5,529.5
Non-current assets	2,689.9	2,962.8	2,589.8
Total assets	7,873.9	8,380.6	8,119.3
Equity and liabilities [Abstract]
Total equity	1,825.8	1,784.4	1,718.7	€ 2,231.6
Total non-current liabilities	494.0	626.7	474.0
Total current liabilities	5,554.1	5,969.5	5,926.6
Total equity and liabilities	7,873.9	8,380.6	8,119.3
Comprehensive income [Abstract]
Revenue			5,365.2
Interest income	24.5	65.2	64.9
Depreciation and amortization	(121.4)	(134.8)	(29.9)
Interest expenses	(3.8)	(1.6)	(0.6)
Income tax expense (benefit)	(82.6)	(333.6)	(166.7)
Profit (loss) for the period	220.1	153.2	(85.6)
Other comprehensive income	(131.1)	(58.4)	96.4
Total comprehensive income	89.0	94.8	10.8
Total for All JVs and Associates [Member]
Assets [Abstract]
Cash and cash equivalents	1,164.5	974.5	342.7
Other current assets	468.7	119.1	267.5
Total current assets	1,633.2	1,093.6	610.2
Non-current assets	56.6	42.0	38.2
Total assets	1,689.8	1,135.6	648.4
Equity and liabilities [Abstract]
Total equity	149.3	135.8	134.0
Total non-current liabilities	21.5	9.6	9.3
Total current liabilities	1,519.0	990.2	505.0
Total equity and liabilities	1,689.8	1,135.6	648.3
Comprehensive income [Abstract]
Revenue	1,344.4	1,464.5	639.9
Interest income	60.3	8.8	7.3
Depreciation and amortization	(3.3)	(0.4)	0.0
Interest expenses	(44.3)	(25.0)	(4.3)
Income tax expense (benefit)	(2.8)	(1.8)	(3.7)
Profit (loss) for the period	14.6	4.9	67.3
Other comprehensive income	(16.3)	1.7	2.4
Total comprehensive income	(1.7)	6.6	69.7
Bapco, Coral and Novarctic Only [Member]
Assets [Abstract]
Cash and cash equivalents	1,023.1	811.2	185.9
Other current assets	361.5	49.7	197.4
Total current assets	1,384.6	860.9	383.3
Non-current assets	23.3	3.3	0.0
Total assets	1,407.9	864.2	383.3
Equity and liabilities [Abstract]
Total equity	(0.9)	11.5	18.8
Total non-current liabilities	5.8	1.5	1.2
Total current liabilities	1,403.0	851.2	363.3
Total equity and liabilities	1,407.9	864.2	383.3
Comprehensive income [Abstract]
Revenue	1,327.0	1,454.8	631.9
Interest income	59.3	7.4	3.8
Depreciation and amortization	(2.9)	(0.3)	0.0
Interest expenses	(43.8)	(23.6)	(2.0)
Income tax expense (benefit)	(2.9)	(0.7)	(1.2)
Profit (loss) for the period	16.9	(2.4)	19.5
Other comprehensive income	0.2	0.1	0.3
Total comprehensive income	€ 17.1	€ (2.3)	€ 19.8